Financial instruments - Carrying amounts and fair values (Detail) $ in Millions			6 Months Ended
		Mar. 12, 2025 USD ($) tranche	Jun. 30, 2026 USD ($) lender	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 14, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value			$ 21,414		$ 21,931
Borrowings (including overdrafts), fair value			21,245		21,933
Proceeds from additional borrowings, net of issue costs	[1]		431	$ 15,952
Listed bonds
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value			17,141		17,336
Borrowings (including overdrafts), fair value			16,851		17,148
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value			3,277		3,755
Borrowings (including overdrafts), fair value			3,439		3,990
Rincon project finance
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value			158		0
Borrowings (including overdrafts), fair value			158		0
Notional amount			$ 1,175
Debt instrument period (in years)		10 years
Number of international lenders | lender			4
Proceeds from additional borrowings, net of issue costs			$ 175
Other
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value			838		840
Borrowings (including overdrafts), fair value			$ 797		$ 795
Fixed And Floating Rate SEC-Registered Debt Securities
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 9,000				$ 9,000
Number of tranches | tranche		8
Three Year Note, Floating Rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500
Debt instrument period (in years)		3 years
Three Year Note, Floating Rate | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		0.84%
Fixed Coupon Rate | Minimum | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		4.375%
Fixed Coupon Rate | Maximum | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		5.875%

[1]
In 2026, we drew down US$175 million of the US$1,175 million Rincon funding facility, with proceeds recorded net of transaction costs. In
2025, we drew down on our US$7 billion bridge loan facility to fund the acquisition of Arcadium Lithium plc. The facility was subsequently repaid on 19 March 2025 following our US$9 billion bond issuance of fixed and floating rate SEC-registered debt securities on 14 March
2025. Refer to note 10 for further details.